Administrative Expenses (Details) - Schedule of administrative expenses $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
General administrative expenses
Information technology and communications		$ 99,763		$ 92,264	$ 79,300
Maintenance and repair of property and equipment		48,218		50,297	36,716
External advisory services and professional services fees		14,650		21,099	16,690
Office supplies		11,094		9,366	8,535
Surveillance and securities transport services		10,787		11,533	11,828
Insurance premiums		8,273		5,851	5,286
External service of financial information		5,912		5,461	4,787
Energy, heating and other utilities		5,556		5,697	5,676
Expenses for short-term leases and low value		4,729		5,801
Postal box, mail, postage and home delivery services		4,218		5,131	6,045
Legal and notary expenses		4,182		3,996	4,398
External service of custody of documentation		3,359		3,315	3,088
Donations		2,818		2,238	1,982
Representation and travel expenses		2,780		3,657	3,763
Other expenses of obligations for lease agreements		2,684		2,797
Office rental and equipment and ATM					34,773
Other general administrative expenses		4,495		5,227	8,591
Subtotal		233,518		233,730	231,458
Outsource services
Credit pre-evaluation		12,241		19,159	21,952
External technological developments expenses		11,371		9,459	9,984
Data processing		9,333		10,129	8,562
Certification and technology testing		6,062		7,460	6,823
Other		2,435		3,470	3,577
Subtotal		41,442		49,677	50,898
Board expenses
Board of Directors Compensation	[1]	2,795		2,509	2,511
Other Board expenses		30		194	298
Subtotal		2,825		2,703	2,809
Marketing expenses
Advertising		23,561		27,808	31,375
Subtotal		23,561		27,808	31,375
Taxes, payroll taxes and contributions
Contribution to the banking regulator		11,408		10,285	9,548
Real estate contributions		4,054		2,856	2,823
Patents		1,284		1,209	1,243
Other taxes		789		1,437	1,323
Subtotal		17,535		15,787	14,937
Total		$ 318,881	$ 447,929	$ 329,705	$ 331,477

[1]	It includes fees paid to members of the Advisory Committee of Banchile Corredores de Seguros Ltda, of Ch$14 million (Ch$13 million in December 2019 and Ch$12 million in December 2018).